Organization and Principal Activities (Details) - Schedule of subsidiaries and VIE	12 Months Ended
Mar. 31, 2021
UTime HK [Member]
Subsidiaries
Date of Incorporation	Nov. 01, 2018
Place of Incorporation	Hong Kong
Percentage of beneficial ownership	100%
Principal Activities	Investment Holding
UTime WFOE [Member]
Subsidiaries
Date of Incorporation	Dec. 18, 2018
Place of Incorporation	China
Percentage of beneficial ownership	100%
Principal Activities	Investment Holding
Bridgetime [Member]
Subsidiaries
Date of Incorporation	Sep. 05, 2016
Place of Incorporation	British Virgin Island
Percentage of beneficial ownership	100%
Principal Activities	Investment Holding
Do Mobile [Member]
Subsidiaries
Date of Incorporation	Oct. 24, 2016
Place of Incorporation	India
Percentage of beneficial ownership	99.99%
Principal Activities	Sales of in-house brand products in India
UTime SZ [Member]
Subsidiaries
Date of Incorporation	Jun. 12, 2008
Place of Incorporation	China
Percentage of beneficial ownership	100%
Principal Activities	Research and development of products, and sales
Guizhou United Time Technology Co., Ltd. (“UTime GZ”) [Member]
Subsidiaries
Date of Incorporation	Sep. 23, 2016
Place of Incorporation	China
Percentage of beneficial ownership	VIE's subsidiary
Principal Activities	Manufacturing
UTime Technology (HK) Company Limited (“UTime Trading”) [Member]
Subsidiaries
Date of Incorporation	Jun. 25, 2015
Place of Incorporation	Hong Kong
Percentage of beneficial ownership	VIE's subsidiary
Principal Activities	Trading
UTime India Private Limited (“UTime India”) [Member]
Subsidiaries
Date of Incorporation	Feb. 07, 2019
Place of Incorporation	India
Percentage of beneficial ownership	UTime Trading's Subsidiary
Principal Activities	Trading